                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-8322
                                  ----------------------------------------------

             State Street Research Securities Trust
        ------------------------------------------------------------------------
             (Exact name of registrant as specified in charter)

             One Financial Center, Boston, MA 02111
        ------------------------------------------------------------------------
             (Address of principal executive offices)    (Zip code)

             Richard S. Davis, President and Chief Executive Officer
             State Street Research
             One Financial Center, Boston, MA 02111
        ------------------------------------------------------------------------
             (Name and address of agent for service)

Registrant's telephone number, including area code: 617-357-1200
                                                   ------------------
Date of fiscal year end:  04/30/05
                        -----------------
Date of reporting period:  05/01/04 - 10/31/04
                         ----------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

ITEM 1: REPORT TO SHAREHOLDERS
        The Semi-annual Report is attached.

                                                    [LOGO] STATE STREET RESEARCH

{GRAPHIC]
Large-Cap Analyst Fund
October 31, 2004

                                               Semiannual Report to Shareholders

Table of Contents

3    Performance Discussion

4    About Your Fund Expenses

5    Portfolio Holdings

7    Financial Statements

11   Financial Highlights

13   Trustees and Officers

FROM THE CHAIRMAN
     State Street Research

The U.S. economy grew at a solid pace during the six-month period ended October 31, 2004. Gross Domestic Product (GDP), a common measure of economic growth, rose at a pace of more than 3.5% for the first half of 2004. Preliminary estimates for the second half of the year suggest that the pace of growth remained on solid ground.

Consumer confidence wavered early in the period as the number of new jobs added to the economy fell below expectations. When the job picture brightened in April and May, consumer confidence tracked higher. More than one million jobs were added to the U.S. economy in the spring, and the quality of new jobs improved, as reported by the U.S. Labor Department. However, caution returned on disappointing jobs reports in July and August and consumer confidence pulled back and continued to decline through the end of the period.

Yet, consumers continued to fuel the economy, pumping dollars into the retail and housing markets. Sales of new and existing homes soared as homebuyers anticipated higher mortgage rates ahead. Corporate profits continued to rise, making it easier for companies to increase spending, especially on information technology, electronic equipment and new jobs. However, business spending fell short of expectations, given the maturation of the economic cycle.

As the period wore on, it became clear that the days of record-low short-term interest rates were coming to an end. In June, the Federal Reserve Board raised the federal funds rate from 1.0% to 1.25%. The Fed subsequently raised this key short-term interest rate to 1.5% in August and then to 1.75% in September. These increases had little or no impact on the financial markets because they had been widely anticipated and because the Fed has signaled that it will take a measured approach to raising rates as the economic recovery matures.

Stocks Stumble as Bonds Edge Higher

After a relatively positive start to the calendar year, a host of worries stopped the major stock market indexes in their tracks. Investors grew more cautious about interest rates, rising energy prices, the threat of terrorist attacks and the outcome of the presidential election and stocks retreated until the last months of the reporting period. Value stocks held up considerably better than growth stocks, although growth turned the corner near the end of the period. The energy sector was the stock market's strongest performer.

High-yield bonds continued to lead the bond market. Most other sectors of the bond market eked out solid returns as the yield on the benchmark 10-year U.S. Treasury bond moved lower in the final months of the period. (Yields and bond prices move in opposite directions.)

Looking Ahead

Any time the financial markets deliver substandard returns, it is disheartening for investors. However, the seeds of a new market rally are often sown in periods of weakness. With a diversified portfolio and a long-term perspective on the markets, it is easier to weather periods of volatility--and more likely that you may reap the potential benefits in better times. We urge you to talk to your investment professional about your investment plan. And we look forward to helping you achieve your long-term financial goals.

Sincerely,

/s/ RICHARD S. DAVIS

Richard S. Davis
Chairman

October 31, 2004

------------------------
          PERFORMANCE

------------------------
              Discussion as of October 31, 2004

How State Street Research Large-Cap Analyst Fund Performed State Street Research Large-Cap Analyst Fund (Class A shares, without sales charge) returned 2.96% for the six-month period ended October 31, 2004. That was slightly less than the return of the Russell 1000[RegTM] Index, which was 3.04% over the same period. However, the fund outperformed the Lipper Large-Cap Core Funds Average, which returned 1.21% for the period.

-------------------------------------------------------------------------------
Performance

-------------------------------------------------------------------------------
Fund average annual total return as of 10/31/04
(does not reflect sales charge)

                                                Life of Fund

                     1 Year       5 Years         (3/11/98)
Class A               9.82%        -0.32%           3.29%
------------------------------------------------------------
Class B(1)            9.13%        -1.05%           2.53%
------------------------------------------------------------
Class B (closed)     11.86%        -0.33%           3.09%
------------------------------------------------------------
Class C               9.11%        -1.03%           2.55%
------------------------------------------------------------
Class S              10.23%        -0.08%           3.54%
------------------------------------------------------------

Fund average annual total return as of 9/30/04
(at maximum applicable sales charge)

                                                Life of Fund

                     1 Year       5 Years         (3/11/98)
Class A               8.07%       -0.01%            2.22%
------------------------------------------------------------
Class B(1)            8.90%        0.08%            2.38%
------------------------------------------------------------
Class B (closed)     11.74%        0.78%            2.94%
------------------------------------------------------------
Class C              12.87%        0.47%            2.41%
------------------------------------------------------------
Class S              15.16%        1.44%            3.40%
------------------------------------------------------------

Keep in mind that the performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted herein. For the most recent month-end performance results, visit our website at www.ssrfunds.com. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average annual total return without sales charge does not reflect the maximum applicable sales charges. If the applicable sales charges were deducted, performance results would be lower.

Average annual total return at maximum applicable sales charge reflects a maximum 5.75% Class A share front-end sales charge, or 5% Class B(1) or B share or 1% Class C share contingent deferred sales charge, where applicable.

Performance for Class B(1) shares reflects Class B share performance through December 31, 1998, and Class B(1) performance thereafter. If the returns for Class B(1) shares had reflected their current service/ distribution (Rule 12b-1) fees for the entire period, these returns would have been lower.

Class S shares, offered without sales charge, are available through certain employee benefit plans and special programs.

Performance results for the fund are increased by the voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.

The Russell 1000 Index measures the performance of the 1,000 largest securities in the Russell 3000[RegTM] Index (an unmanaged index of the 3,000 largest publicly traded U.S. companies). The index is unmanaged and does not take transaction charges into consideration. It is not possible to invest directly in an index.

The Lipper Large-Cap Core Funds Average shows the performance of a category of mutual funds with similar goals. The Lipper average shows you how well the fund has done compared to competing funds.

--------------------------------------------------------------------------------

Reasons for the Fund's Performance

In choppy market conditions, the Large-Cap Analyst portfolio performed in line with the Russell 1000 Index. Good stock selection in the health care, energy and consumer staples sectors drove returns over the period.

Additionally, our bottom-up process led to an above-benchmark position in the best-performing energy sector, helping to compensate for select disappointments in producer durables and financial services.

Oil prices approached $50/bbl during the period, bolstering the returns of energy-related securities. As a result, the integrated oils and other energy sectors were the top-performing sectors within both the index and the portfolio. In this environment, the portfolio's investments in coal- and oil-producing stocks delivered solid returns.

The fund's positioning amid health care names also benefited returns during the period. Our pharmaceutical holdings tended to outperform their benchmark counterparts as the fund was able to avoid some of the weakest names. Specifically, our decision to underweight Merck helped returns as shares of the drugmaker hit an eight-year low after the company announced the withdrawal of its arthritis drug and painkiller, Vioxx.

Stock selection within both the financial services and producer durables sectors hurt fund performance as positions in names such as multi-line insurer American International Group and power supply device maker American Power Conversion suffered during the period. Our lack of exposure to real estate investment trusts (REITs) in the financial services sector also had a negative impact on the fund's performance.

Looking Ahead

The portfolio's sector weights are maintained within stated limits around the benchmark's sector weights. Investment decisions are made primarily at the individual security and industry levels. While the market environment of the last several months has been erratic, trading more on "macro" than company-specific fundamentals, the portfolio has been well positioned to outperform its benchmark regardless of market direction.

A Word about Risk

The major risks of stock investing include sudden and unpredictable drops in value and period of lackluster performance. The fund invests in larger, more established companies, which may be unable to respond quickly to new competitive challenges such as changes in technology and consumer trends. Many larger companies also cannot sustain the higher growth rates of successful smaller companies during periods of extended economic expansion. The fund may underperform other stock funds during periods when large-company stocks in general are out of favor. The fund's policy of remaining invested in all sectors of the Russell 1000 Index means that its performance may be affected by sector-wide downturns.

--------------------------------------------------------------------------------

Summary Portfolio Schedule

--------------------------------------------------------------------------------
Industries                                                  % of Fund Net Assets
Financial Services                                                  21.8%
--------------------------------------------------------------------------------
Consumer Discretionary                                              15.7%
--------------------------------------------------------------------------------
Technology                                                          14.3%
--------------------------------------------------------------------------------
Health Care                                                         12.3%
--------------------------------------------------------------------------------
Utilities                                                            8.1%
--------------------------------------------------------------------------------
Other                                                                6.5%
--------------------------------------------------------------------------------
Consumer Staples                                                     6.4%
--------------------------------------------------------------------------------
Materials & Processing                                               4.6%
--------------------------------------------------------------------------------
Integrated Oils                                                      4.1%
--------------------------------------------------------------------------------
Other Energy                                                         4.1%
--------------------------------------------------------------------------------
Producer Durables                                                    1.5%
--------------------------------------------------------------------------------
Automobiles & Transportation                                         0.6%
--------------------------------------------------------------------------------
Total                                                              100.0%

--------------------------------------------------------------------------------

Because financial markets and mutual fund strategies are constantly evolving, it is possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.

                                  State Street Research Large-Cap Analyst Fund 3

About Your Fund Expenses

As a fund shareholder, you incur two types of costs: (1) Transaction costs, which include sales charges, and (2) ongoing expenses, which include management fees, service/distribution fees (12b-l) and "other" expenses. The examples below illustrate the ongoing cost in dollars of investing in the fund and allow you to compare these costs with the expenses of other funds. The examples are based on a $1,000 investment at the beginning of the period and held for the entire period from April 30, 2004, to October 31, 2004.

Actual Fund Return is based on the fund's actual return and expenses. To estimate the ongoing expenses you paid during the entire period shown, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number shown for your fund under the column "Expenses Paid during the Period".

Hypothetical 5% Return is based on the fund's actual expense ratio and an assumed rate of 5% per year before expenses. Please note that the return used is not the fund's actual return; therefore, this information may not be used to estimate your actual ending balance and expenses paid during the period. To compare your fund's ongoing expenses with those of other funds, simply compare this 5% hypothetical example with the 5% hypothetical examples shown in the shareholder reports of other funds.

--------------------------------------------------------------------------------

                         Beginning       Ending         Expenses
                          Account       Account           Paid       Annualized
Six months ended           Value         Value           during        Expense
10/31/04                  4/30/04       10/31/04         Period*        Ratio
--------------------------------------------------------------------------------
Actual Fund Return

--------------------------------------------------------------------------------
Class A                    $1,000      $ 1,023.05        $ 6.57         1.30%
--------------------------------------------------------------------------------
Class B(1)                 $1,000      $ 1,015.95        $10.08         2.00%
--------------------------------------------------------------------------------
Class B (closed)           $1,000      $ 1,027.75        $ 5.27         1.04%
--------------------------------------------------------------------------------
Class C                    $1,000      $ 1,015.90        $10.08         2.00%
--------------------------------------------------------------------------------
Class S                    $1,000      $ 1,026.04        $ 5.07         1.00%
--------------------------------------------------------------------------------
Hypothetical 5% Return

--------------------------------------------------------------------------------
Class A                    $1,000      $ 1,018.50        $ 6.56         1.30%
--------------------------------------------------------------------------------
Class B(1)                 $1,000      $ 1,015.00        $10.08         2.00%
--------------------------------------------------------------------------------
Class B (closed)           $1,000      $ 1,019.80        $ 5.25         1.04%
--------------------------------------------------------------------------------
Class C                    $1,000      $ 1,015.00        $10.08         2.00%
--------------------------------------------------------------------------------
Class S                    $1,000      $ 1,020.00        $ 5.05         1.00%
--------------------------------------------------------------------------------

* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period and then divided by the number of days in the year.

--------------------------------------------------------------------------------

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transactional expenses such as sales charges, which would result in higher total expenses. It should also be noted that, for certain funds, expenses have been subsidized or reduced through expense offset arrangements, which reduces costs for shareholders. Generally, the fund expects that the expense subsidy or expense offset arrangement will continue although there is no guarantee that it will. Please see the fund's prospectus for more information.

---------------
PORTFOLIO

---------------
           Holdings

October 31, 2004 (unaudited)

Issuer                                            Shares           Value
--------------------------------------------------------------------------------
Common Stocks 100.0%
Automobiles & Transportation 0.6%
Railroads 0.6%
Union Pacific Corp.* .....................         5,100        $   321,147
                                                                -----------
Total Automobiles & Transportation ..........................       321,147
                                                                -----------
Consumer Discretionary 15.7%
Casinos/Gambling, Hotel/Motel 0.8%
International Game Technology Inc. .......        12,800            422,912
                                                                -----------
Commercial Services 1.4%
Cendant Corp. ............................        12,600            259,434
InterActiveCorp.* ........................        23,000            497,260
                                                                -----------
                                                                    756,694

                                                                -----------
Communications, Media & Entertainment 0.5%
Univision Communications Inc. Cl. A*......         9,200            284,832
                                                                -----------
Consumer Electronics 1.8%
Electronic Arts Inc.* ....................         5,700            256,044
Yahoo! Inc.* .............................        18,500            669,515
                                                                -----------
                                                                    925,559

                                                                -----------
Printing & Publishing 1.6%
News Corp. Ltd. ADR^ .....................        25,900            835,534
                                                                -----------
Restaurants 1.2%
McDonald's Corp. .........................        22,300            650,045
                                                                -----------
Retail 7.4%
Bed Bath & Beyond Inc.* ..................        13,800            562,902
Best Buy Company Inc. ....................         9,200            544,824
Federated Department Stores Inc. .........         8,300            418,735
Home Depot Inc. ..........................        24,700          1,014,676
Kohl's Corp.* ............................         7,600            385,776
Lowe's Cos. Inc. .........................         5,500            309,540
Wal-Mart Stores Inc. .....................        12,400            668,608
                                                                -----------
                                                                  3,905,061

                                                                -----------
Textile Apparel Manufacturers 1.0%
Coach Inc.* ..............................        11,200            522,256
                                                                -----------
Total Consumer Discretionary ................................     8,302,893
                                                                -----------
Consumer Staples 6.4%
Beverages 1.9%
Anheuser-Busch Cos. Inc. .................         6,300            314,685
PepsiCo Inc. .............................        13,810            684,700
                                                                -----------
                                                                    999,385

                                                                -----------
Drug & Grocery Store Chains 1.1%
CVS Corp. ................................        13,100            569,326
                                                                -----------
Foods 0.5%
Kellogg Co. ..............................         6,800            292,400
                                                                -----------
Household Products 2.0%
Clorox Co. ...............................         6,100            333,060
Procter & Gamble Co. .....................        13,800            706,284
                                                                -----------
                                                                  1,039,344

                                                                -----------
Tobacco 0.9%
Altria Group Inc. ........................         9,500            460,370
                                                                -----------
Total Consumer Staples ......................................     3,360,825
                                                                -----------
Issuer                                            Shares           Value
--------------------------------------------------------------------------------
Financial Services 21.8%
Banks & Savings & Loan 7.9%
Bank of America Corp. ....................        21,100        $   945,069
Bank of New York Co. Inc. ................        18,700            607,002
Goldman Sachs Group Inc. .................         3,600            354,168
J.P. Morgan Chase & Co. ..................        21,170            817,162
North Fork Bancorp Inc. ..................        10,200            449,820
Wachovia Corp. ...........................        10,200            501,942
Wells Fargo & Co. ........................         8,200            489,704
                                                                -----------
                                                                  4,164,867

                                                                -----------
Financial Data Processing Services & Systems 1.9%
Checkfree Corp.* .........................        10,000            310,000
DST Systems Inc.* ........................         8,900            399,165
First Data Corp. .........................         7,900            326,112
                                                                -----------
                                                                  1,035,277

                                                                -----------
Insurance 3.7%
AFLAC Inc. ...............................         6,600            236,808
Allstate Corp. ...........................         5,500            264,495
American International Group Inc. ........        17,400          1,056,354
Hartford Financial Services
  Group Inc. .............................         6,700            391,816
                                                                -----------
                                                                  1,949,473

                                                                -----------
Miscellaneous Financial 7.5%
Ambac Financial Group Inc. ...............         3,600            281,016
American Express Co. .....................        16,300            865,041
Citigroup Inc. ...........................        29,900          1,326,663
Federal Home Loan Mortgage Corp...........         7,700            512,820
Federal National Mortgage
  Association ............................         3,700            259,555
MBNA Corp. ...............................        12,600            322,938
Morgan Stanley Inc. ......................         7,900            403,611
                                                                -----------
                                                                  3,971,644

                                                                -----------
Securities Brokerage & Services 0.8%
Lehman Brothers Holdings Inc. ............         4,900            402,535
                                                                -----------
Total Financial Services ..............................          11,523,796
                                                                -----------
Health Care 12.3%
Drugs & Biotechnology 8.3%
Amgen Inc.* ..............................         9,200            522,560
AstraZeneca plc ADR* .....................         8,900            366,680
Biogen Idec Inc.* ........................         4,350            252,996
Biovail Corp.* ...........................        14,500            271,440
Charles River Laboratories
  International, Inc.* ...................         5,500            257,345
Genentech Inc.* ..........................         5,600            254,968
IVAX Corp.* ..............................        13,550            245,255
Merck & Company Inc. .....................        12,800            400,768
Novartis AG ADR ..........................        26,500          1,272,265
Pfizer Inc. ..............................         5,885            170,370
Sanofi Aventis ADR .......................        11,000            401,500
                                                                -----------
                                                                  4,416,147

                                                                -----------
Health Care Services 2.0%
Caremark Rx Inc.* ........................        13,900            416,583
Medico Health Solutions Inc.* ............        10,100            342,491
WellPoint Health Networks Inc. Cl. A*.....         2,900            283,214
                                                                -----------
                                                                  1,042,288

                                                                -----------
Hospital Supply 2.0%
Boston Scientific Corp.* .................         7,800            275,340
Guidant Corp. ............................         6,600            439,692
Medtronic Inc. ...........................         6,600            337,326
                                                                -----------
                                                                  1,052,358

                                                                -----------
Total Health Care ......................................          6,510,793
                                                                -----------

The notes are an integral part of the financial statements.

                                  State Street Research Large-Cap Analyst Fund 5

Issuer                                               Shares          Value
--------------------------------------------------------------------------------
Integrated Oils 4.1%
Integrated International 4.1%
Exxon Mobil Corp. .........................          31,800      $ 1,565,196
Total Fina SA ADR .........................           5,500          573,540
                                                                 -----------
Total Integrated Oils .....................................        2,138,736
                                                                 -----------
Materials & Processing 4.6%
Chemicals 2.9%
Dow Chemical Co. ..........................          17,300          777,462
E.I. du Pont de Nemours & Co. .............           6,300          270,081
Sherwin Williams Co. ......................          11,800          504,096
                                                                 -----------
                                                                   1,551,639

                                                                 -----------
Containers & Packaging 0.6%
Sealed Air Corp.* .........................           6,000          297,240
                                                                 -----------
Diversified Manufacturing 0.6%
Olin Corp. ................................          15,900          297,330
                                                                 -----------
Paper & Forest Products 0.5%
International Paper Co. ...................           6,600          254,166
                                                                 -----------
Total Materials & Processing ..............................        2,400,375
                                                                 -----------
Other 6.5%
Multi-Sector 6.5%
General Electric Co. ......................          56,400        1,924,368
Honeywell International Inc. ..............          25,400          855,472
ITT Industries Inc. .......................           8,100          657,234
                                                                 -----------
Total Other ...............................................        3,437,074
                                                                 -----------
Other Energy 4.1%
Miscellaneous Energy 1.0%
Consol Energy Inc.^ .......................           7,600          269,040
Peabody Energy Corp. ......................           4,000          255,120
                                                                 -----------
                                                                     524,160

                                                                 -----------
Oil & Gas Producers 1.9%
EOG Resources Inc. ........................          15,100        1,005,056
                                                                 -----------
Oil Well Equipment & Services 1.2%
Hyrdril Co.* ..............................           7,400          325,526
Noble Corp.* ..............................           7,200          328,896
                                                                 -----------
                                                                     654,422

                                                                 -----------
Total Other Energy ........................................        2,183,638
                                                                 -----------
Producer Durables 1.5%
Machinery 1.0%
Illinois Tool Works Inc. ..................           5,400          498,312
                                                                 -----------
Production Technology Equipment 0.5%
Applied Materials Inc.* ...................          16,600          267,260
                                                                 -----------
Total Producer Durables ...................................          765,572
                                                                 -----------
Technology 14.3%
Communications Technology 2.6%
Cisco Systems Inc.* .......................          35,900          689,639
Motorola Inc. .............................          17,200          296,872
Scientific-Atlanta Inc. ...................          13,500          369,765
                                                                 -----------
                                                                   1,356,276

                                                                 -----------
Computer Software 4.5%
Microsoft Corp. ...........................          69,600        1,948,104
Oracle Corp.* .............................          35,900          454,494
                                                                 -----------
                                                                   2,402,598

                                                                 -----------
Computer Technology 4.9%
Dell Inc.* ................................          20,400          715,224
EMC Corp.* ................................          20,000          257,400
Hewlett Packard Co. .......................          17,800          332,148
IBM Corp.* ................................           8,900          798,775
Nvidia Inc.* ..............................          25,300          366,091
Sandisk Corp.* ............................           6,300          132,306
                                                                 -----------
                                                                   2,601,944

                                                                 -----------
Issuer                                             Shares           Value
--------------------------------------------------------------------------------
Electronics: Semiconductors/Components 2.3%
Broadcom Corp. Cl. A* .....................           4,900      $   132,508
Intel Corp. ...............................          23,200          516,432
Linear Technology Corp. ...................           3,500          132,689
Maxim Integrated Products Inc. ............           9,800          431,102
                                                                 -----------
                                                                   1,212,731

                                                                 -----------
Total Technology ..........................................        7,573,549
                                                                 -----------
Utilities 8.1%
Cable Television & Radio 2.1%
Comcast Corp.* ............................          37,900        1,118,050
                                                                 -----------
Electrical 1.6%
Entergy Corp. .............................           4,500          294,120
Exelon Corp.* .............................          14,300          566,566
                                                                 -----------
                                                                     860,686

                                                                 -----------
Telecommunications 4.4%
Nextel Communications Inc. Cl. A* .........          24,100          638,409
SBC Communications Inc. ...................          29,700          750,222
Sprint Corp. ..............................          26,000          544,700
Verizon Communications Inc. ...............          10,000          391,000
                                                                 -----------
                                                                   2,324,331

                                                                 -----------
Total Utilities ...........................................        4,303,067
                                                                 -----------
Total Common Stocks (Cost $48,516,504) ....................       52,821,465
                                                                 -----------
Short-Term Investments 2.1%
State Street Navigator Securities
  Lending Prime Portfolio .................       1,125,298        1,125,298
                                                                 -----------
Total Short-Term Investments (Cost $1,125,298) ............        1,125,298
                                                                 -----------
                        Maturity    Amount of

Coupon Rate               Date      Principal
------------------------------------------------------------
Commercial Paper 1.1%
International Lease
  Finance Corp.,
  1.76% ...........   11/05/2004   $300,000          299,942
UBS Finance Inc.,
  1.77% ...........   11/02/2004    300,000          299,985
                                                 -----------
Total Commercial Paper (Cost $599,927) .....         599,927
                                                 -----------
                                              % of
                                            Net Assets

----------------------------------------------------------------------
Summary of Portfolio Assets

Investments (Cost $50,241,729).........       103.2%       54,546,690
Other Assets, Less Liabilities ........        (3.2%)      (1,718,326)
                                              -----      ------------
Net Assets ............................       100.0%     $ 52,828,364
                                              =====      ============

KEY TO SYMBOLS
*   Denotes a security which has not paid a dividend during the last year.
^   All or a portion of this security is being held on loan. As of
     October 31, 2004, the value of securities loaned was $1,086,874.
ADR Stands for American Depositary Receipt.

Federal Income Tax Information

        At October 31, 2004, the net unrealized appreciation of investments based on cost for federal income tax purposes of $50,452,437 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of value over
tax cost                                                        $ 5,271,015

Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax cost
over value                                                       (1,176,762)
                                                                ------------
                                                                $ 4,094,253

                                                                ============

6 The notes are an integral part of the financial statements.

-------------
FINANCIAL

-------------
           Statements

Statement of Assets and Liabilities

--------------------------------------------------------------------------------
October 31, 2004 (unaudited)

Assets

Investments, at value (cost $50,241,729) (Note 1).............   $54,546,690
Receivable for securities sold ...............................       980,332
Dividends receivable .........................................        51,140
Receivable from distributor ..................................        39,396
Receivable for fund shares sold ..............................        32,947
Other assets .................................................        45,204
                                                                 -----------
                                                                  55,695,709

                                                                 -----------
Liabilities

Payable for securities purchased .............................     1,337,843
Payable for collateral received on securities loaned .........     1,125,298
Payable to custodian .........................................       111,620
Accrued transfer agent and shareholder services ..............        75,297
Payable for fund shares redeemed .............................        32,397
Accrued management fee .......................................        27,427
Accrued trustees' fees .......................................        17,672
Accrued distribution and service fees ........................        17,529
Accrued administration fee ...................................         2,972
Other accrued expenses .......................................       119,290
                                                                 -----------
                                                                   2,867,345

                                                                 -----------
Net Assets ...................................................   $52,828,364
                                                                 ===========
Net Assets consist of:
 Undistributed net investment income .........................   $   160,809
 Unrealized appreciation of investments ......................     4,304,961
 Accumulated net realized loss ...............................    (6,551,694)
 Paid in capital .............................................    54,914,288
                                                                 -----------
                                                                 $52,828,364

                                                                 ===========

                   Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.

Class     Net Assets       [divided by]    Number of Shares       =       NAV
A        $34,073,181                           3,154,614               $10.80*
B(1)     $ 7,944,560                             773,052               $10.28**
B        $ 8,046,338                             755,114               $10.66**
C        $ 1,066,882                             103,593               $10.30**
S        $ 1,697,403                             154,872               $10.96

* Maximum offering price per share = $11.46 ($10.80 [divided by] 0.9425)

** When you sell Class B(1), Class B or Class C shares, you receive the net asset value minus deferred sales charge, if any.

Statement of Operations

--------------------------------------------------------------------------------
For the six months ended October 31, 2004 (unaudited)

Investment Income

Dividends, net of foreign taxes of $2,072 (Note 1) ...........    $  342,901
Interest (Note 1) ............................................         2,834
Securities lending income (Note 1) ...........................         2,238
                                                                  ----------
                                                                     347,973

                                                                  ----------
Expenses

Management fee (Note 2) ......................................       170,028
Transfer agent and shareholder services (Note 2) .............        69,447
Distribution and services fees - Class A (Note 5) ............        50,299
Distribution and service fees - Class B(1) (Note 5) ..........        38,123
Distribution and service fees - Class B (Note 5) .............         1,668
Distribution and service fees - Class C (Note 5) .............         5,350
Administration fee (Note 2) ..................................        54,770
Custodian fee ................................................        49,140
Registration fees ............................................        28,350
Reports to shareholders ......................................        24,948
Legal fees ...................................................        17,162
Audit fee ....................................................        12,726
Trustees' fees (Note 2) ......................................        10,362
Miscellaneous ................................................        28,045
                                                                  ----------
                                                                     560,418

Expenses borne by the distributor (Note 3) ...................      (209,139)
                                                                  ----------
                                                                     351,279

                                                                  ----------
                                                                      (3,306)

Reimbursement of distribution fees (Note 5) ..................         9,197
                                                                  ----------
Net investment income ........................................         5,891
                                                                  ----------
Realized and Unrealized Gain on
Investments

Net realized gain on investments (Notes 1 and 4) .............     1,190,429
Change in unrealized appreciation of investments .............       342,954
                                                                  ----------
Net gain on investments ......................................     1,533,383
                                                                  ----------
Net increase in net assets resulting from operations .........    $1,539,274
                                                                  ==========

The notes are an integral part of the financial statements.

                                 State Street Research Large-Cap Analyst Fund  7

Statement of Changes in Net Assets

--------------------------------------------------------------------------------

                                       Six months ended
                                       October 31, 2004       Year ended

                                          (unaudited)       April 30, 2004
                                      ------------------------------------
Increase (Decrease) In Net Assets
Operations:

Net investment income .............    $     5,891          $   164,390
Net realized gain on
  investments .....................      1,190,429            7,053,307
Change in unrealized
  appreciation of investments .....        342,954            2,029,732
                                       -----------          -----------
Net increase resulting

  from operations .................      1,539,274            9,247,429
                                       -----------          -----------
Dividend from net investment income:

  Class A .........................             --              (50,020)
  Class S .........................             --               (6,414)
                                       -----------          -----------
                                                --              (56,434)
                                       -----------          -----------
Net increase (decrease) from
  fund share transactions
  (Note 7) ........................       (579,645)           6,699,133
                                       -----------          -----------
Total increase in net assets ......        959,629           15,890,128
Net Assets

Beginning of period ...............     51,868,735           35,978,607
                                       -----------          -----------
End of period (including
  undistributed net investment
  income of $160,809 and
  $154,918, respectively) .........    $52,828,364          $51,868,735
                                       ===========          ===========

Notes to Unaudited Financial Statements

--------------------------------------------------------------------------------
October 31, 2004

Note 1
State Street Research Large-Cap Analyst Fund is a series of State Street Research Securities Trust (the "Trust"), which is organized as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of two separate funds: State Street Research Large-Cap Analyst Fund and State Street Research Legacy Fund.

The fund seeks to provide long-term growth of capital. In seeking to achieve its investment objective, the fund invests at least 80% of net asset in large-cap stocks and convertible securities of U.S. and foreign companies. The fund considers large-cap companies to be those with market capitalizations within the range of the Russell 1000 Index (an index of the 1,000 largest publicly traded U.S. companies) and of other U.S. and foreign companies of comparable size.

The fund offers five classes of shares. Class A shares are subject to an initial sales charge of up to 5.75% and pay annual service and distribution fees equal to 0.30% of average daily net assets. Class B(1) shares pay annual service and distribution fees of 1.00% and automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are offered only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. For the period May 1, 2004 through September 30, 2004, the annual service and distribution fees paid by Class B shares had been voluntarily reduced to 0.00%. For the period from October 1, 2004, through October 31, 2004, the service and distribution fees paid by Class B shares are 0.25%. Class B shares automatically convert into Class A shares at the end of eight years. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase, and also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an investment management subsidiary of MetLife, Inc. ("MetLife"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees. The fund's expenses are borne prorata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. Income, expenses (other than service and distribution fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the fund in preparing its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America.

A. Investment Valuation

Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system are valued at closing prices supplied through such system. If not quoted on the Nasdaq system, such securities are valued at prices obtained from independent brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Trustees. In the event that the market quotations for a portfolio instrument are not deemed to be readily available, the Adviser's Valuation Committee determines the fair value for such portfolio instrument. The fair

8 The notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
value of any such portfolio instruments are determined based upon a consideration of all available facts and information. The fair valuation of a restricted portfolio instrument reflects the inherent worth of the portfolio instrument, without regard to the restrictive feature, adjusted for any diminution in value resulting from the restrictive feature. The Adviser and the custodian also monitor domestic and foreign markets and news information for any developing events that may have an impact on the valuation of portfolio instruments. Such monitoring includes general market news and financial market information sources currently utilized in making investment decisions, trading and investment personnel located abroad, foreign regional brokers, and/or foreign custodians. The value assigned to these securities is based upon available information at the time, and does not necessarily represent the amount which might ultimately be realized upon sale.

B. Security Transactions

Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. As part of the custodian contract between the custodian bank and the fund, the custodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restriction to cover any advances made by the custodian bank for the settlement of securities purchased by the fund. At October 31, 2004, the payable to the custodian bank of $111,620 represents the amount due for cash advance for the settlement of securities purchased.

C. Net Investment Income

Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated to both funds in the Trust.

D. Dividends

Dividends from net investment income are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. The difference is primarily due to differing treatments for wash sale deferrals.

E. Federal Income Taxes

No provision for federal income taxes is necessary because the fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

At April 30, 2004, the fund had a capital loss carryforward of $7,516,820 available, to the extent provided in regulations, to offset future capital gains, if any, which expires on April 30, 2011.

F. Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G. Securities Lending

The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the fund will bear the loss. At October 31, 2004, the value of the securities loaned and the value of collateral were $1,086,874 and $1,125,298 (consisting entirely of cash collateral invested in State Street Navigator Securities Lending Prime Portfolio), respectively. The collateral was marked to market the next business day and made equal to at least 100% of the current market value of the loaned securities and accrued interest. During the six months ended October 31, 2004, income from securities lending amounted to $2,238.

Note 2
The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.65% of fund net assets. In consideration of these fees, the Adviser furnishes the fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended October 31, 2004, the fees pursuant to such agreement amounted to $170,028.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), provides certain shareholder services to the fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the fund. In addition, MetLife receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, such as employee benefit plans, through or under which shares of the fund may be purchased. Total shareholder service costs are allocated to each fund in the same ratios as the transfer agent costs. During the six months ended October 31, 2004, the amount of such expenses allocated to the fund was $26,999.

The fees of the Trustees not currently affiliated with the Adviser amounted to $10,362 during the six months ended October 31, 2004.

The fund has agreed to pay the Adviser for certain administrative costs incurred in providing other assistance and services to the fund. The fee was based on a fixed amount that has been allocated equally among the State Street Research funds. During the six months ended October 31, 2004, the amount of such expenses was $54,770.

Note 3
The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees and expenses relating to the fund. For the six months ended October 31, 2004, the amount of such expenses assumed by the Distributor and its affiliates was $209,139.

Note 4
For the six months ended October 31, 2004, purchases and sales of securities, exclusive of short-term obligations, aggregated $24,585,148, and $25,016,882, respectively.

Note 5
The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plans, the fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B and Class C shares. In addition, the fund pays annual distribution fees of 0.05% of average daily net assets for Class A shares. The fund pays annual distribution fees of 0.75% of average daily net assets for Class B(1), Class B and Class C shares. For the period May 1, 2004 through September 30, 2004, the annual service and distribution fees paid by Class B shares had been voluntarily reduced to 0.00%. For the period from October 1, 2004, through October 31, 2004, the service and distribution fees paid by Class B shares are 0.25%. The Distributor uses such payments for personal services and/or the maintenance of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended October 31, 2004, fees pursuant to such plans amounted to $50,299, $38,123, $1,668 and $5,350 for Class A, Class B(1), Class B and
Class C shares, respectively. For Class A, Class B and Class C shares, the payments are intended to reimburse the distributor for expenditures incurred under the plan, and any unused payments are returnable to the fund. As of October 31, 2004, there were $705,597, $86,797 and $438,681 for Class A, Class B and Class C shares, respectively, of unreimbursed distribution and shareholder servicing related expenses to be carried forward to future plan years. For Class B(1) shares, the payments compensate the distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund. During the six months ended

                                  State Street Research Large-Cap Analyst Fund 9

October 31, 2004, the Distributor reimbursed a total of $9,197 to Class B shares of the fund reflecting the estimated excess of payments received over costs incurred under the plan. This amount is shown as "Reimbursement of distribution fees" in the Statement of Operations.

The fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of MetLife, earned initial sales charges aggregating $18,218 and $77,052, respectively, on sales of Class A shares of the fund during the six months ended October 31, 2004, and that MetLife Securities, Inc. earned commissions aggregating $56,683 and $762 on sales of Class B(1) and Class C shares, respectively, and the Distributor collected contingent deferred sales charges aggregating $8,702, $1,198 and $188 on redemptions of Class B(1), Class B and Class C shares, respectively, during the same period.

Note 6
MetLife announced that it has entered into an agreement to sell the Adviser as part of a larger transaction to sell MetLife's asset management business to BlackRock, Inc. ("BlackRock"). The acquisition by BlackRock of MetLife's asset management business is expected to occur in the first quarter of 2005. At the time of the closing, the advisory agreement between the fund and the Adviser and the distribution agreement between the fund and the distributor will be terminated. BlackRock Advisors, Inc. and BlackRock Distributors, Inc., wholly-owned subsidiaries of BlackRock, will serve as investment adviser and distributor, respectively.

A Special Meeting of Shareholders of the fund has been tentatively scheduled for December 27, 2004. At this meeting, shareholders of the fund will be asked to consider and approve a plan of reorganization between the fund and the BlackRock Select Equity Portfolio. If the proposed reorganization is approved by shareholders of the fund, the BlackRock Select Equity Portfolio would acquire substantially all of the assets and liabilities of the fund. In exchange, shareholders of the fund would receive shares of the BlackRock Select Equity Portfolio with an aggregate value equivalent to the aggregate net asset value of their fund shares at the time of the transaction. If the proposed reorganization is not approved by shareholders of the fund, the Board of Trustees will need to consider other alternatives relating to the management and operations of the fund, including without limitations, seeking an alternative investment adviser for the fund or seeking shareholder approval to liquidate the fund.*

*The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of any fund, nor is it a solicitation of any proxy.

Note 7
The Trustees have the authority to issue an unlimited number of shares of beneficial interest at $0.001 par value per share. These transactions break down by share class as follows:

                                                                        Six months ended

                                                                        October 31, 2004                  Year ended
                                                                          (unaudited)                   April 30, 2004
                                                                   -------------------------------------------------------------
Class A                                                               Shares       Amount              Shares        Amount
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                            326,995    $   3,451,694       1,460,047     $ 14,326,166
Issued upon reinvestment of dividends from net investment income            --               --           4,820           49,361
Shares redeemed                                                       (292,192)      (3,102,515)       (788,343)      (7,783,284)
                                                                   -----------    -------------     -----------     ------------
Net increase                                                            34,803    $     349,179         676,524     $  6,592,243
                                                                   ===========    =============     ===========     ============

Class B(1)                                                            Shares          Amount           Shares          Amount
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                             92,660    $     931,446         243,721     $  2,331,099
Shares redeemed                                                        (78,464)        (788,966)       (144,904)      (1,102,824)
                                                                   -----------    -------------     -----------     ------------
Net increase                                                            14,196    $     142,480          98,817     $  1,228,275
                                                                   ===========    =============     ===========     ============

Class B                                                               Shares          Amount           Shares          Amount
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                             27,184    $     284,440          35,528     $    331,885
Shares redeemed                                                        (95,586)        (995,427)       (199,372)      (1,922,441)
                                                                   -----------    -------------     -----------     ------------
Net decrease                                                           (68,402)   $    (710,987)       (163,844)    $ (1,590,556)
                                                                   ===========    =============     ===========     ============

Class C                                                               Shares          Amount           Shares          Amount
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                              7,491    $      75,774          31,883     $    310,024
Shares redeemed                                                        (19,605)        (196,154)        (21,414)        (200,459)
                                                                   -----------    -------------     -----------     ------------
Net increase (decrease)                                                (12,114)   $    (120,380)         10,469     $    109,565
                                                                   ===========    =============     ===========     ============

Class S                                                               Shares          Amount           Shares          Amount
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                             37,803    $     404,252         129,850     $  1,254,196
Issued upon reinvestment of dividends from net investment income            --               --             619            6,414
Shares redeemed                                                        (59,645)        (644,189)        (92,976)        (901,004)
                                                                   -----------    -------------     -----------     ------------
Net increase (decrease)                                                (21,842)   $    (239,937)         37,493     $    359,606
                                                                   ===========    =============     ===========     ============

-----------
FINANCIAL

-----------
        Highlights

For a share outstanding throughout each period:                                                      Class A
                                                             -----------------------------------------------------------------------
                                                             Six months ended                  Years ended April 30
                                                             October 31, 2004   ----------------------------------------------------
                                                               (unaudited)(a)   2004(a)  2003(a)  2002(a)(e)  2001(a)(e)  2000(a)(e)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                           10.49          8.48     9.83      11.48       13.70       11.73
                                                                  ------        ------   ------     ------      ------      ------
  Net investment income (loss) ($)*                                 0.00          0.01     0.02      (0.01)      (0.04)      (0.04)
  Net realized and unrealized gain (loss) on investments ($)        0.31          2.02    (1.37)     (1.64)      (1.22)       2.20
                                                                  ------        ------   ------     ------      ------      ------
Total from investment operations ($)                                0.31          2.03    (1.35)     (1.65)      (1.26)       2.16
                                                                  ------        ------   ------     ------      ------      ------
  Dividend from net investment income ($)                             --         (0.02)      --         --          --          --
  Distributions from capital gains ($)                                --            --       --         --       (0.96)      (0.19)
                                                                  ------        ------   ------     ------      ------      ------
Total distributions ($)                                               --         (0.02)      --         --       (0.96)      (0.19)
Net asset value, end of period ($)                                 10.80         10.49     8.48       9.83       11.48       13.70
                                                                  ======        ======   ======     ======      ======      ======
Total return (%)(b)                                                 2.96(c)      23.90   (13.73)    (14.37)      (9.65)      18.57
Ratios/Supplemental Data:
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                         34,073        32,726   20,711     30,401      24,452      26,704
Expense ratio (%)*                                                  1.30(d)       1.31     1.30       1.32        1.34        1.27
Expense ratio after expense reductions (%)*                         1.30(d)       1.30     1.30       1.30        1.30        1.25
Ratio of net investment income (loss) to average net assets (%)*    0.05(d)       0.14     0.18      (0.11)      (0.29)      (0.29)
Portfolio turnover rate (%)                                        46.79        109.07   101.21      87.28       84.75      106.12
*Reflects voluntary reduction of expenses of these amounts (%)      0.80(d)       0.92     1.02      (0.84)       0.67        0.61

                                                                                                     Class B(1)
                                                             -----------------------------------------------------------------------
                                                             Six months ended                  Years ended April 30
                                                             October 31, 2004   ----------------------------------------------------
                                                              (unaudited)(a)    2004(a)  2003(a)  2002(a)(e)  2001(a)(e)  2000(a)(e)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                           10.02          8.14     9.52      11.19      13.46        11.63
                                                                  ------        ------   ------     ------      ------      ------
  Net investment loss ($)*                                         (0.03)        (0.05)   (0.04)     (0.08)     (0.12)       (0.13)
  Net realized and unrealized gain (loss) on investments ($)        0.29          1.93    (1.34)     (1.59)     (1.19)        2.15
                                                                  ------        ------   ------     ------      ------      ------
Total from investment operations ($)                                0.26          1.88    (1.38)     (1.67)     (1.31)        2.02
                                                                  ------        ------   ------     ------      ------      ------
  Distributions from capital gains ($)                                --            --       --         --      (0.96)       (0.19)
                                                                  ------        ------   ------     ------      ------      ------
Total distributions ($)                                               --            --       --         --      (0.96)       (0.19)
                                                                  ------        ------   ------     ------      ------      ------
Net asset value, end of period ($)                                 10.28         10.02     8.14       9.52      11.19        13.46
                                                                  ======        ======   ======     ======      ======      ======
Total return (%)(b)                                                 2.59(c)      23.10   (14.50)    (14.92)    (10.23)       17.52
Ratios/Supplemental Data:
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                          7,945         7,601    5,126      7,471      8,113        6,847
Expense ratio (%)*                                                  2.00(d)       2.01     2.00       2.02       2.04         2.02
Expense ratio after expense reductions (%)*                         2.00(d)       2.00     2.00       2.00       2.00         2.00
Ratio of net investment loss to average net assets (%)*            (0.65)(d)     (0.56)   (0.52)     (0.80)     (0.99)       (1.05)
Portfolio turnover rate (%)                                        46.79        109.07   101.21      87.28      84.75       106.12
*Reflects voluntary reduction of expenses of these amounts (%)      0.80(d)       0.93     1.03       0.87       0.67         0.61

                                                                                                     Class B

                                                          --------------------------------------------------------------------------
                                                          Six months ended                     Years ended April 30
                                                          October 31, 2004   -------------------------------------------------------
                                                          (unaudited)(a)(f)  2004(a)(f)  2003(a)  2002(a)(e)  2001(a)(e)  2000(a)(e)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                        10.32            8.19      9.52      11.19       13.47       11.63
                                                                -----           -----     -----     ------      ------      ------
  Net investment income (loss) ($)*                              0.03            0.18      0.01      (0.08)      (0.12)      (0.13)
  Net realized and unrealized gain (loss) on investments ($)     0.31            1.95     (1.34)     (1.59)      (1.20)       2.16
                                                                -----           -----     -----     ------      ------      ------
Total from investment operations ($)                             0.34            2.13     (1.33)     (1.67)      (1.32)       2.03
                                                                -----           -----     -----     ------      ------      ------
  Distributions from capital gains ($)                             --              --        --         --       (0.96)      (0.19)
                                                                -----           -----     -----     ------      ------      ------
Total distributions ($)                                            --              --        --         --       (0.96)      (0.19)
                                                                -----           -----     -----     ------      ------      ------
Net asset value, end of period ($)                              10.66           10.32      8.19       9.52       11.19       13.47
                                                                =====           =====     =====     ======      ======      ======
Total return (%)(b)                                              3.29(c)        26.01    (13.97)    (14.92)     (10.30)      17.61
Ratios/Supplemental Data:
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                       8,046           8,502     8,089     12,576      17,054      21,267
Expense ratio (%)*                                               1.04(d)         1.01      1.33       2.02        2.04        2.02
Expense ratio after expense reductions (%)*                      1.04(d)         1.00      1.33       2.00        2.00        2.00
Ratio of net investment income (loss) to average net
  assets (%)*                                                    0.54(d)         1.85      0.08      (0.79)      (1.00)      (1.04)
Portfolio turnover rate (%)                                     46.79          109.07    101.21      87.28       84.75      106.12
*Reflects voluntary reduction of expenses of these
  amounts (%)                                                    0.80(d)         0.94      1.02       0.89        0.67        0.61

                                 State Street Research Large-Cap Analyst Fund 11

                                                                                                   Class C

                                                             -----------------------------------------------------------------------
                                                             Six months ended                Years ended April 30
                                                             October 31, 2004   ----------------------------------------------------
                                                              (unaudited)(a)    2004(a)  2003(a)  2002(a)(e)  2001(a)(e)  2000(a)(e)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                          10.04           8.15     9.53     11.20       13.48       11.63
                                                                  -----         ------   ------    ------      ------      ------
  Net investment loss ($)*                                        (0.03)         (0.05)   (0.04)    (0.08)      (0.12)      (0.13)
  Net realized and unrealized gain (loss) on investments ($)       0.29           1.94    (1.34)    (1.59)      (1.20)       2.17
                                                                  -----         ------   ------    ------      ------      ------
Total from investment operations ($)                               0.26           1.89    (1.38)    (1.67)      (1.32)       2.04
                                                                  -----         ------   ------    ------      ------      ------
  Distributions from capital gains ($)                               --             --       --        --       (0.96)      (0.19)
                                                                  -----         ------   ------    ------      ------      ------
Total distributions ($)                                              --             --       --        --       (0.96)      (0.19)
                                                                  -----         ------   ------    ------      ------      ------
Net asset value, end of period ($)                                10.30          10.04     8.15      9.53       11.20       13.48
                                                                  =====         ======   ======    ======      ======      ======
Total return (%)(b)                                                2.59(c)       23.19   (14.48)   (14.91)     (10.28)      17.70
Ratios/Supplemental Data:
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                         1,067          1,161      858     2,068       2,576       5,393
Expense ratio (%)*                                                 2.00(d)        2.01     2.00      2.02        2.04        2.02
Expense ratio after expense reductions (%)*                        2.00(d)        2.00     2.00      2.00        2.00        2.00
Ratio of net investment loss to average net assets (%)*           (0.64)(d)      (0.56)   (0.51)    (0.79)      (1.00)      (1.08)
Portfolio turnover rate (%)                                       46.79         109.07   101.21     87.28       84.75      106.12
*Reflects voluntary reduction of expenses of these amounts (%)     0.80(d)        0.93     1.00      0.88        0.67        0.61

                                                                                                   Class S

                                                             -----------------------------------------------------------------------
                                                             Six months ended                Years ended April 30
                                                             October 31, 2004   ----------------------------------------------------
                                                              (unaudited)(a)    2004(a)  2003(a)  2002(a)(e)  2001(a)(e)  2000(a)(e)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                           10.63          8.58     9.95     11.58       13.77       11.76
                                                                   -----        ------   ------    ------      ------      ------
  Net investment income (loss) ($)*                                 0.02          0.04     0.04      0.02        0.00       (0.00)
  Net realized and unrealized gain (loss) on investments ($)        0.31          2.05    (1.41)    (1.65)      (1.23)       2.20
                                                                   -----        ------   ------    ------      ------      ------
Total from investment operations ($)                                0.33          2.09    (1.37)    (1.63)      (1.23)       2.20
                                                                   -----        ------   ------    ------      ------      ------
  Dividend from net investment income ($)                             --         (0.04)      --        --          --          --
                                                                   -----        ------   ------    ------      ------      ------
  Distributions from capital gains ($)                                --            --       --        --       (0.96)      (0.19)
                                                                   -----        ------   ------    ------      ------      ------
Total distributions ($)                                               --         (0.04)      --        --       (0.96)      (0.19)
                                                                   =====        ======   ======    ======      ======      ======
Net asset value, end of period ($)                                 10.96         10.63     8.58      9.95       11.58       13.77
Total return (%)(b)                                                 3.10(c)      24.36   (13.77)   (14.08)      (9.38)      18.87
Ratios/Supplemental Data:
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                          1,697         1,878    1,195     6,476       6,980       6,895
Expense ratio (%)*                                                  1.00(d)       1.01     1.00      1.02        1.04        1.02
Expense ratio after expense reductions (%)*                         1.00(d)       1.00     1.00      1.00        1.00        1.00
Ratio of net investment income (loss) to average net assets (%)*    0.35(d)       0.44     0.52      0.20        0.01       (0.04)
Portfolio turnover rate (%)                                        46.79        109.07   101.21     87.28       84.75      106.12
*Reflects voluntary reduction of expenses of these amounts (%)      0.80(d)       0.93     0.99      0.87        0.67        0.61

(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily assumed a portion of the fund's expenses.

(c) Not annualized
(d) Annualized

(e) Audited by other auditors
(f) During the periods ended April 30, 2004 and October 31, 2004, the Distributor reimbursed Class B shares of the fund the estimated excess of payments received over costs incurred under the 12b-1 plan. The effect of this reimbursement was to increase net investment income per share $0.14 and $0.01, respectively, increase the total return 1.40% and 0.09%, respectively and increase the ratio of net investment income to average net assets 1.40% and 0.22%, respectively.

------------------------
TRUSTEES AND OFFICERS
------------------------
              State Street Research Securities Trust

                                                                                               Number of Funds
Name,               Position(s)  Term of Office                                                in Fund Complex          Other
Address              Held with   and Length of               Principal Occupations               Overseen by      Directorships Held
and Age(a)             Fund      Time Served(b)               During Past 5 Years             Trustee/Officer(c)  by Trustee/Officer
====================================================================================================================================
Independent Trustees

Bruce R. Bond        Trustee        Since      Retired; formerly Chairman of the Board, Chief        18           Avaya Inc.
(58)                                 1999      Executive Officer and President, PictureTel
                                               Corporation (video conferencing systems)
------------------------------------------------------------------------------------------------------------------------------------
Peter S. Drotch      Trustee        Since      Retired; formerly Partner,                            18           First Marblehead
(62)                                 2004      PricewaterhouseCoopers LLP                                         Corp.
------------------------------------------------------------------------------------------------------------------------------------
Steve A. Garban      Trustee        Since      Retired; formerly Senior Vice President for           52           Metropolitan
(67)                                 1997      Finance and Operations and Treasurer, The                          Series Fund, Inc.
                                               Pennsylvania State University                                      and Metropolitan
                                                                                                                  Series Fund II

------------------------------------------------------------------------------------------------------------------------------------
Susan M. Phillips    Trustee        Since      Dean, School of Business and Public Management,       18           The Kroger Co.
(60)                                 1999      George Washington University; formerly a member
                                               of the Board of Governors of the Federal Reserve
                                               System; and Chairman and Commissioner of the
                                               Commodity Futures Trading Commission
------------------------------------------------------------------------------------------------------------------------------------
Toby Rosenblatt      Trustee        Since      President, Founders Investments Ltd. (investments);   52           A.P. Pharma, Inc.;
(66)                                 1994      President, Pacific Four Investments (investments);                 Metropolitan
                                               formerly President, The Glen Ellen Company                         Series Fund, Inc.;
                                               (private investment firm)                                          and Metropolitan
                                                                                                                  Series Fund II

------------------------------------------------------------------------------------------------------------------------------------
Michael S.           Trustee        Since      Jay W. Forrester Professor of Management              52           Metropolitan
Scott Morton (67)                    1994      (Emeritus), Sloan School of Management,                            Series Fund, Inc.
                                               Massachusetts Institute of Technology                              and Metropolitan
                                                                                                                  Series Fund II

====================================================================================================================================
Interested Trustees

Richard S. Davis(+)  Trustee        Since      Chairman of the Board, President and Chief            18           None
(59)                                 2000      Executive Officer of State Street Research &
                                               Management Company; formerly Senior Vice
                                               President, Fixed Income Investments, Metropolitan
                                               Life Insurance Company
====================================================================================================================================
Officers

Edward Dowd          Vice           Since      Vice President of State Street Research &              6           None
(37)                 President       2003      Management Company, formerly Vice President,
                                               Independence Investment LLC and equity research
                                               associate, Donaldson, Lufkin and Jenrette
------------------------------------------------------------------------------------------------------------------------------------
C. Kim Goodwin       Vice           Since      Managing Director and Chief Investment Officer -      17           Akamai
(45)                 President       2002      Equities of State Street Research & Management                     Technologies, Inc.
                                               Company; formerly Chief Investment Officer -
                                               U.S. Growth Equities, American Century
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey Lindsey      Vice           Since      Managing Director of State Street Research &           6           None
(42)                 President       2003      Management Company, formerly Managing Director and
                                               Senior Vice President, Putnam Investments
------------------------------------------------------------------------------------------------------------------------------------
John S. Lombardo     Vice           Since      Managing Director, Chief Financial Officer            18           None
(50)                 President       2001      and Director of StateStreet Research & Management
                                               Company; formerly Executive Vice President, State
                                               Street Research & Management Company; and Senior
                                               Vice President, Product and Financial Management,
                                               MetLife Auto & Home
------------------------------------------------------------------------------------------------------------------------------------
Denis J. Walsh III   Vice           Since      Managing Director of State Street Research &           2           None
(44)                 President       2003      Management Company; formerly Senior Research
                                               Analyst, Fleet Investment Advisors

Douglas A. Romich    Treasurer      Since      Senior Vice President and Treasurer of State          18           None
(47)                                 2001      Street Research & Management Company; formerly
                                               Vice President and Assistant Treasurer, State
                                               Street Research & Management Company
------------------------------------------------------------------------------------------------------------------------------------

The fund's Statement of Additional Information includes additional information about the fund's trustees, and is available without charge by contacting State Street Research, One Financial Center, Boston, Massachusetts 02111-2690, or by calling toll-free 1-87-SSR-FUNDS (1-877-773-8637).

(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.
(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective Trust. Each Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, is removed or a successor is elected.

(c) Includes all series of 9 investment companies for which State Street Research & Management Company serves as sole investment adviser and all series of Metropolitan Series Fund, Inc. and Metropolitan Series Fund II. The primary adviser to Metropolitan Series Fund, Inc. and Metropolitan Series Fund II is MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-adviser to certain series of Metropolitan Series Fund, Inc.

(+) Mr. Davis is an "interested person" of the Trust under the Investment Company Act of 1940 by reason of his affiliation with the Trust's Investment Manager, State Street Research & Management Company, as noted.

                                 State Street Research Large-Cap Analyst Fund 13

                                                           --------------
[LOGO] STATE STREET RESEARCH                                 PRSRT STD
One Financial Center                                        U.S. POSTAGE
Boston, MA 02111-2690                                          PAID
                                                             PERMIT #6
                                                            HUDSON, MA
                                                           --------------

--------------------------------------------------------------------------------

New accounts, mutual fund purchases, exchanges and account information

Internet  www.ssrfunds.com

E-mail    info@ssrfunds.com

Phone 1-87-SSR-FUNDS (1-877-773-8637), toll-free, 7 days a week, 24 hours a day Hearing-impaired: 1-800-676-7876

Fax 1-617-737-9722 (request confirmation number first from the Service Center by calling 1-877-773-8637)

Mail      State Street Research Service Center
          P.O. Box 8408, Boston, MA 02266-8408

--------------------------------------------------------------------------------
Did You Know?
State Street Research offers electronic delivery of quarterly statements, shareholder reports and fund prospectuses. If you elect this option, we will send these materials to you via e-mail. To learn more, visit us on the Web at www.ssrfunds.com and click on "Go to Your Account" or call us at 1-87-SSR-FUNDS (1-877-773-8637).

Did you know that you can give a State Street Research mutual fund as a gift? Call a service center representative at 1-87-SSR-FUNDS (1-877-773-8637), Monday through Friday, 8am-6pm eastern time, to learn more.

--------------------------------------------------------------------------------

Investors should carefully consider the
fund's investment objective, risks,
charges and expenses before investing.                   [GRAPHIC]
The fund's prospectus contains more                 for Excellence in
complete information on these and other         Shareholder Communications
matters. A prospectus for any State
Street Research fund is available                        [GRAPHIC]
through your financial professional, by         for Excellence in Service
calling toll-free 1-87-SSR-FUNDS
(1-877-773-8637) or by visiting our
website at www.ssrfunds.com. Please read the prospectus carefully before investing.

OverView

For more information on the products and services we offer, refer to OverView, our quarterly shareholder newsletter.

Webcasts

For a professional perspective on the markets, the economy and timely investment topics, tune in to a State Street Research webcast by visiting our website at www.ssrfunds.com.

Complete

Fund Listing For a list of our funds, visit our website at www.ssrfunds.com under Research Our Funds. for Excellence in Shareholder Communications for Excellence in Service

This report must be accompanied or preceded by a current prospectus. When used as sales material after December 31, 2004, this report must be accompanied by a current Quarterly Performance Update.

"State Street Research Proxy Voting Policies and Procedures"--which describes how we vote proxies relating to portfolio securities--is available upon request, free of charge, by calling the State Street Research Service Center toll-free at 1-87-SSR-FUNDS (1-877-773-8637) or by accessing the U.S. Securities and Exchange Commission website at www.sec.gov.

The DALBAR awards recognize quality shareholder service and quality shareholder communications, and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industrywide.

Member NASD, SIPC

(C)2004 State Street Research Investment Services, Inc.
One Financial Center
Boston, MA  02111-2690
www.ssrfunds.com
CONTROL NUMBER:(exp1205)SSR-LD                                     LCA-2885-1204

                               FORM N-CSR(2 OF 3)

ITEM 2: CODE OF ETHICS
        Not applicable for the reporting period.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT
        Not applicable for the reporting period.

ITEM 4: (PRINCIPAL ACCOUNTANT FEES AND SERVICES)
        Not applicable for the reporting period.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS
        Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS
        Not applicable.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES & PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES:
        Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
        Not applicable.

ITEM 9: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

       The Governance Committee will consider nominees recommended by shareholders. Shareholders may submit recommendations to the attention of the Secretary of the Trust, State Street Research & Management Company, One Financial Center, 30th Floor, Boston, MA 02111.

ITEM 10: CONTROLS AND PROCEDURES

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting during the Registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.


ITEM 11: EXHIBITS

       (a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH

       (a)(2) Certification for each principal executive and principal financial officer of the Registrant required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended
              (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.302CERT

      (b) Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                     State Street Research Securities Trust

                     By:     /s/ Richard S. Davis
                          ------------------------------------------------------
                             Richard S. Davis, President, Chairman and
                             Chief Executive Officer
                             Principal Executive Officer

                     Date    January 5, 2005
                          ------------------------------------------------------

                               FORM N-CSR(3 OF 3)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

                     By:     /s/ Richard S. Davis
                          ------------------------------------------------------
                             Richard S. Davis, President, Chairman and
                             Chief Executive Officer
                             Principal Executive Officer

                     Date    January 5, 2005
                          ------------------------

                     By:     /s/ Douglas A. Romich
                          ------------------------------------------------------
                             Douglas A. Romich, Treasurer
                             Principal Financial Officer

                     Date    January 5, 2005
                          ------------------------